Equity - Direct offerings and Private placements (Details)									12 Months Ended
	May 23, 2023 $ / shares shares	Oct. 21, 2022 USD ($) $ / shares shares	Aug. 15, 2022 USD ($) item $ / shares shares	Jun. 29, 2022 shares	Jun. 03, 2022 USD ($) $ / shares shares	Apr. 27, 2022 $ / shares	Jan. 28, 2022 USD ($) $ / shares shares	Nov. 22, 2021 USD ($) $ / shares shares	Jun. 30, 2023 USD ($) $ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Apr. 27, 2023 $ / shares	Jun. 09, 2022 $ / shares	Jun. 30, 2021 $ / shares shares	Jun. 30, 2020 $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares			8,685,574
Ordinary shares, par value	$ 0.30					$ 0.01			$ 0.3	$ 0.3
Warrants to purchase ordinary shares | shares									4,667
Exercise price of warrants									$ 7.55	$ 29.91			$ 90.00	$ 90.00
Warrants expiration term									3 years 10 months 20 days	4 years 9 months 3 days			2 years 10 months 9 days	3 years 10 months 17 days
Number of units of cryptocurrency mining equipment purchased | item			622
Purchase price | $			$ 3,110,000
Share price			$ 0.36
Aggregate principal amount | $									$ 1,800,000
Threshold period from purchase agreement to deliver miners to hosting facility			15 days
Reverse share split	0.03
Number of warrants | shares									5,777,774	1,254,441			156	156
Mr. Jiaming Li
Subsidiary, Sale of Stock [Line Items]
Total consideration | $									$ 20,181	$ 405,296
Share price											$ 0.1703	$ 0.855
Mr. Lucas Wang
Subsidiary, Sale of Stock [Line Items]
Term Of Employment Agreement						6 months
Total consideration | $									$ 26,909	$ 540,379
Share price											0.1703	0.855
October 2022 Investors Warrants
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants	$ 1.3552	$ 1.20
Number of lowest trading days		5 days
Number of consecutive trading day period		20 days
Denominator used for calculation | $		$ 5
Reverse share split	0.03
Number of warrants | shares	4,523,333
After reverse share split
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares			289,520
Warrants to purchase ordinary shares | shares							604,147	572,514
Exercise price of warrants							$ 30.24	$ 30.24
Share price			$ 107.42
After reverse share split | Mr. Jiaming Li
Subsidiary, Sale of Stock [Line Items]
Share price											5.108	25.65
After reverse share split | Mr. Lucas Wang
Subsidiary, Sale of Stock [Line Items]
Share price											$ 5.109	$ 25.65
Convertible debenture
Subsidiary, Sale of Stock [Line Items]
Aggregate principal amount | $		$ 2,100,000
Interest rate (as a percent)		116.00%
Purchase price of warrants | $		$ 1,974,000
Fair value adjustments of warrants | $		1,007,799
Convertible debenture | October 2022 Investors Warrants
Subsidiary, Sale of Stock [Line Items]
Fair value adjustments of warrants | $		$ 1,974,000
Convertible debenture | Ordinary Shares
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase ordinary shares | shares		5,925,599
Maximum | Convertible debenture
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase ordinary shares | shares		5,108,275
Private placements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares								17,175,412
Purchase price for each share and corresponding Warrant								$ 0.01
Over-Allotment Option
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares				1,470,588
Gross proceeds from issuance | $					$ 5,750,000
Over-Allotment Option | Underwriting Agreements
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares					1,470,588
Offering
Subsidiary, Sale of Stock [Line Items]
Gross proceeds from issuance | $					$ 5,000,000
Offering | Underwriting Agreements
Subsidiary, Sale of Stock [Line Items]
Purchase price for each share and corresponding Warrant					$ 0.51
Securities purchase agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares							18,124,400
Purchase price for each share and corresponding Warrant							$ 0.89	$ 0.96
Gross proceeds from issuance | $							$ 16,130,716	$ 16,500,000
Ordinary shares, par value							$ 0.01
Warrants to purchase ordinary shares | shares							18,124,400	17,175,412
Warrants exercisable term							60 days	60 days
Exercise price of warrants							$ 1.008	$ 1.008
Warrants as percentage of purchase price								105.00%
Warrants expiration term							5 years	5 years
Securities purchase agreement | Placement Agent Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants issued as a percentage of aggregate number of shares sold to the Purchasers							5.00%	5.00%
Warrants to purchase ordinary shares | shares							906,220	858,770
Warrants exercisable term							6 months	6 months
Exercise price of warrants							$ 0.89	$ 0.96
Exercise price of warrants as a percentage of Share offering price							100.00%	100.00%
Warrants expiration term							5 years	5 years
Securities purchase agreement | After reverse share split | Placement Agent Warrants
Subsidiary, Sale of Stock [Line Items]
Warrants to purchase ordinary shares | shares							30,207	28,626
Exercise price of warrants							$ 26.70	$ 28.80
Underwriting Agreement
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares					9,803,922
Purchase price for each share and corresponding Warrant					$ 0.51
Ordinary shares, par value					$ 0.01
Warrants to purchase ordinary shares | shares					490,196
Warrants as percentage of purchase price					5.00%
Percentage of number of shares sold in the Offering					15.00%
Out-of-pocket accountable expenses | $					$ 75,000
Non-accountable expense as percent of the gross proceeds					1.00%
Percentage of warrants as percentage of ordinary shares					6.50%
Aggregate purchase price of warrant					$ 100
Net proceeds from issuance receivables | $					$ 686,750
Underwriting Agreement | if Underwriter Exercises the Overallotment Option in Full
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares					563,726
Underwriting Agreement | After reverse share split
Subsidiary, Sale of Stock [Line Items]
Number of shares issued during the period | shares					18,791
Purchase price for each share and corresponding Warrant					$ 15.30